Note 8 - Property and Equipment - Property and Equipment (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Property and equipment, gross	$ 7,809,887	$ 5,543,252
Less: Accumulated depreciation and amortization	(967,602)	(508,257)
Total property and equipment, net	6,842,285	5,034,995
Office Equipment [Member]
Property and equipment, gross	21,440	13,872
Machinery and Equipment [Member]
Property and equipment, gross	4,714,626	1,643,010
Software and Software Development Costs [Member]
Property and equipment, gross	70,000	70,000
Website [Member]
Property and equipment, gross	71,589	71,589
Leasehold Improvements [Member]
Property and equipment, gross	1,409,767	1,257,108
Construction in Progress [Member]
Property and equipment, gross	$ 1,522,465	$ 2,487,673